INCOME TAXES - Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic			$ 1,241	$ (6,689)
Foreign			(853)	257
Total income (loss) before income taxes	$ (3,025)	$ (5,219)	$ 388	$ (6,432)